Description of Business and Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Description Of Business And Basis Of Presentation [Line Items]
Number of operating segments	3
Joint venture ownership percentage with P&G	50.00%